AMENDED AND RESTATED INVESTMENT MANAGEMENT FEE LIMITATION AGREEMENT

This AMENDED AGREEMENT made as of the 1st day of August, 2024 by and among Aspiriant Risk-Managed Capital Appreciation Fund, a Delaware statutory trust (the “Fund”) and Aspiriant, LLC, a Delaware limited liability company (“the Investment Manager”) amends and restates the Investment Management Fee Limitation Agreement dated as of March 31, 2021 (the “Agreement”).

WITNESSETH:

WHEREAS, the Investment Manager acts as investment adviser to the Fund pursuant to an Investment Management Agreement with the Fund (the “Investment Management Agreement”);

WHEREAS, the Fund and the Investment Manager previously entered into an Investment Management Fee Limitation Agreement dated as of March 31, 2021, and desire to amend and restate such agreement in its entirety;

NOW, THEREFORE, in consideration of the Fund engaging the Investment Manager pursuant to the Investment Management Agreement and other good and valuable consideration, the parties to this Agreement agree as follows:

1.       Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Fund’s Prospectus as currently in effect.

2.       The Investment Manager agrees with the Fund to waive 0.33% of its Management Fee, such that during the term of this Agreement, the Fund’s Investment Management Fee paid to the Investment Manager shall equal 0.17% on an annualized basis of the Fund’s net assets as of each quarter-end.

3.     This Agreement will have an initial term ending one (1) year from the date first written above, and will automatically renew for consecutive one-year terms thereafter (each a “Current Term”). Neither the Fund nor the Investment Manager may terminate this Agreement during a Current Term.

4.       This Agreement will be construed in accordance with the laws of the state of Delaware and the applicable provisions of the Investment Company Act of 1940, as amended (the “Investment Company Act”). To the extent the applicable law of the State of Delaware, or any of the provisions in this Agreement, conflict with the applicable provisions of the Investment Company Act, the applicable provisions of the Investment Company Act will control.

5.      The Investment Manager acknowledges that it shall not be entitled to collect on or make a claim for waived fees at any time in the future.

6.      This Agreement constitutes the entire agreement between the parties to this Agreement with respect to the matters described in this Agreement.

[Signature Page Follows]

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

/s/ Benjamin Schmidt
By:	Benjamin Schmidt
Title:	President

ASPIRIANT, LLC

/s/ John Allen
By:	John Allen
Title:	Chief Investment Officer